INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of June 30,
	2021	2020
Software	$232,764	$212,478
Land use right	2,352,331	2,147,318
Less: accumulated amortization	(361,810)	(254,993)
Intangible assets, net	$2,223,285	$2,104,803

Amortization expense was $80,396, $75,094, and $78,824 for the years ended June 30, 2021, 2020 and 2019, respectively. In connection with the $7.4 million long-term loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its intangible assets of $2.1 million as the collateral to secure the loans (See Note 9)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS